Entity-Wide Disclosure (Tables)	12 Months Ended
Dec. 31, 2013
Entity-Wide Disclosure [Abstract]
Schedule of Net Sales by Geographical Area

Net sales by geographic area were as follows:

in thousands	Year ended December 31,
	2013	2012	2011
North America	$262,614	$113,854	$82,373
EMEA	126,214	62,781	49,885
Asia Pacific	90,023	35,450	21,506
Other	5,552	3,159	2,130
	$484,403	$215,244	$155,894

Schedule of Property, Plant and Equipment by Geographical Location

Property, plant and equipment by geographical location were as follows:

in thousands	December 31,
	2013	2012
North America	$63,141	$45,545
EMEA	25,360	15,411
Asia Pacific	2,504	1,114
	$91,005	$62,070